N-2 - $ / shares	May 21, 2025	Mar. 31, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001495222
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Oxford Lane Capital Corp.
Other Annual Expenses [Abstract]
Other Expenses, Note [Text Block]	Our total expenses for the quarter ended March 31, 2025 were approximately $45.8 million, compared with total expenses of approximately $42.0 million for the quarter ended December 31, 2024.
General Description of Registrant [Abstract]
NAV Per Share		$ 4.32	$ 4.82
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock